Putnam Investments
One Post Office Square
Boston, MA 02109
December 6, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam Short Duration Income Fund (the “Fund”) — Post-Effective Amendment No.
155 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 155 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 28, 2012.

Comments or questions concerning this certificate may be directed to Annemarie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam Funds Trust, for
Putnam Short Duration Income Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive Officer and
Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP